COMMITMENTS AND CONTINGENCIES (Future Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 2,704
2019	2,710
2020	2,833
2021	2,431
2022	2,431
Thereafter	1,823
Total future minimum lease payments	$ 14,932